Columbia Variable Portfolio – Select Mid Cap Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 9.1%
Entertainment 6.2%
Roblox Corp., Class A(a)	56,666	2,508,037
Spotify Technology SA(a)	35,364	13,032,695
Take-Two Interactive Software, Inc.(a)	33,728	5,184,331
TKO Group Holdings, Inc.(a)	59,135	7,315,591
Total		28,040,654
Media 2.9%
Trade Desk, Inc. (The), Class A(a)	119,438	13,096,377
Total Communication Services		41,137,031
Consumer Discretionary 21.3%
Broadline Retail 0.7%
Coupang, Inc., Class A(a)	139,068	3,414,119
Hotels, Restaurants & Leisure 11.7%
Cava Group, Inc.(a)	14,896	1,844,870
Churchill Downs, Inc.	30,819	4,167,037
Domino’s Pizza, Inc.	20,433	8,789,051
DraftKings, Inc., Class A(a)	196,928	7,719,577
Expedia Group, Inc.(a)	24,466	3,621,457
Hilton Worldwide Holdings, Inc.	41,742	9,621,531
Royal Caribbean Cruises Ltd.	20,741	3,678,624
Texas Roadhouse, Inc.	25,995	4,590,717
Viking Holdings Ltd.(a)	186,362	6,502,170
Wynn Resorts Ltd.	30,106	2,886,563
Total		53,421,597
Household Durables 5.7%
PulteGroup, Inc.	85,225	12,232,344
SharkNinja, Inc.	79,977	8,694,300
TopBuild Corp.(a)	11,797	4,799,138
Total		25,725,782
Specialty Retail 3.2%
Burlington Stores, Inc.(a)	35,974	9,478,430
Ross Stores, Inc.	33,518	5,044,794
Total		14,523,224
Total Consumer Discretionary		97,084,722
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 3.6%
Casey’s General Stores, Inc.	21,002	7,890,662
Sprouts Farmers Market, Inc.(a)	76,217	8,415,119
Total		16,305,781
Personal Care Products 0.6%
elf Beauty, Inc.(a)	26,435	2,882,208
Total Consumer Staples		19,187,989
Energy 3.8%
Energy Equipment & Services 1.7%
TechnipFMC PLC	295,267	7,744,853
Oil, Gas & Consumable Fuels 2.1%
Targa Resources Corp.	63,776	9,439,486
Total Energy		17,184,339
Financials 5.2%
Capital Markets 5.2%
Ares Management Corp., Class A	73,042	11,382,865
Blue Owl Capital, Inc.	171,832	3,326,668
Coinbase Global, Inc., Class A(a)	25,467	4,537,455
LPL Financial Holdings, Inc.	19,396	4,512,092
Total		23,759,080
Total Financials		23,759,080
Health Care 12.8%
Biotechnology 3.4%
Exact Sciences Corp.(a)	105,059	7,156,619
Natera, Inc.(a)	66,707	8,468,454
Total		15,625,073
Health Care Equipment & Supplies 3.8%
Glaukos Corp.(a)	26,727	3,481,993
ICU Medical, Inc.(a)	27,895	5,083,027
IDEXX Laboratories, Inc.(a)	16,791	8,483,149
Total		17,048,169
Health Care Providers & Services 1.4%
Chemed Corp.	10,743	6,456,221

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 4.2%
Bio-Techne Corp.	147,886	11,820,528
West Pharmaceutical Services, Inc.	24,782	7,438,565
Total		19,259,093
Total Health Care		58,388,556
Industrials 19.0%
Aerospace & Defense 2.6%
Axon Enterprise, Inc.(a)	20,820	8,319,672
Howmet Aerospace, Inc.	32,233	3,231,358
Total		11,551,030
Building Products 0.6%
Trex Company, Inc.(a)	43,397	2,889,372
Commercial Services & Supplies 2.0%
RB Global, Inc.	36,989	2,977,244
Rollins, Inc.	124,065	6,275,208
Total		9,252,452
Electrical Equipment 4.2%
Generac Holdings, Inc.(a)	41,305	6,562,538
Hubbell, Inc.	15,714	6,731,092
Vertiv Holdings Co.	60,252	5,994,472
Total		19,288,102
Ground Transportation 4.2%
Saia, Inc.(a)	18,364	8,029,843
XPO, Inc.(a)	101,662	10,929,681
Total		18,959,524
Machinery 1.6%
RBC Bearings, Inc.(a)	24,692	7,392,291
Trading Companies & Distributors 3.8%
FTAI Aviation Ltd.	129,855	17,257,730
Total Industrials		86,590,501
Information Technology 18.8%
Electronic Equipment, Instruments & Components 0.8%
Vontier Corp.	111,633	3,766,497
IT Services 1.9%
MongoDB, Inc.(a)	31,877	8,617,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.6%
Entegris, Inc.	42,187	4,747,303
Monolithic Power Systems, Inc.	9,916	9,167,342
Onto Innovation, Inc.(a)	53,703	11,146,595
Universal Display Corp.	44,302	9,298,990
Total		34,360,230
Software 8.5%
AppLovin Corp.(a)	51,814	6,764,318
CyberArk Software Ltd.(a)	9,689	2,825,409
Datadog, Inc., Class A(a)	29,802	3,429,018
Fair Isaac Corp.(a)	3,085	5,995,759
HubSpot, Inc.(a)	9,532	5,067,211
Manhattan Associates, Inc.(a)	20,900	5,880,842
Procore Technologies, Inc.(a)	76,064	4,694,670
Zeta Global Holdings Corp., Class A(a)	130,368	3,888,878
Total		38,546,105
Total Information Technology		85,290,779
Materials 2.2%
Construction Materials 1.1%
Vulcan Materials Co.	20,281	5,078,971
Metals & Mining 1.1%
Carpenter Technology Corp.	31,200	4,978,896
Total Materials		10,057,867
Real Estate 1.0%
Real Estate Management & Development 1.0%
Zillow Group, Inc., Class C(a)	69,638	4,446,386
Total Real Estate		4,446,386
Utilities 2.0%
Independent Power and Renewable Electricity Producers 2.0%
Vistra Corp.	77,828	9,225,731
Total Utilities		9,225,731
Total Common Stocks (Cost $390,846,977)		452,352,981

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2024 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	2,437,149	2,436,905
Total Money Market Funds (Cost $2,436,719)		2,436,905
Total Investments in Securities (Cost: $393,283,696)		454,789,886
Other Assets & Liabilities, Net		433,795
Net Assets		455,223,681
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	5,187,660	181,291,730	(184,042,152)	(333)	2,436,905	(4,162)	308,929	2,437,149
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2024

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